Share Capital - Performance Share Units (Details) CAD in Millions	12 Months Ended
	Dec. 31, 2017 CAD shares year	Dec. 31, 2016 CAD shares year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share option, term | year	1.95	1.91
Share-based compensation expense | CAD	CAD 13	CAD 7
Weighted average remaining contractual life of options outstanding (in years) | year	2.35
Performance Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share option, term | year	3
Liabilities from share-based payment transactions | CAD	CAD 41	24
Share-based compensation expense | CAD	32	26
Payment for performance share units which vested in the year | CAD	CAD 15	CAD 18
Weighted average remaining contractual life of options outstanding (in years) | year	2	1.5
Performance Share Units, Beginning balance (in units)	4,863,690	5,122,626
Performance Share Units, Granted (in units)	5,667,970	2,250,110
Performance Share Units, Exercised (in units)	(966,932)	(1,167,256)
Performance Share Units, Forfeited (in units)	(1,202,810)	(1,341,790)
Performance Share Units, Ending balance (in units)	8,361,918	4,863,690
Performance Share Units, Vested (in units)	2,262,954	1,490,243